STOCK BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2023
STOCK BASED COMPENSATION
Summary of stock-based activities

		Weighted	Weighted
		Average	Average
	ADS Underlying	Exercise	Contractual
	Options	Price	Terms
Outstanding at December 31, 2021	479	$7,640.88	0.33
Granted	25,595	210.00	—
Forfeited/Cancelled	(479)	7,640.00	—
Outstanding at December 31, 2022	25,595	$210.00	9.28
Granted	252,416	6.62	—
Forfeited/Cancelled	—	—	—
Outstanding at December 31, 2023	278,011	$25.34	9.68

Exercisable options at December 31, 2023	7,382	$210.00	8.38

Summary of weighted average assumptions of stock options granted valued using the Black-Scholes option-pricing model

	December 31,	December 31,
	2023	2022
Expected volatility	110.6%	106.0%
Risk-free interest rate	4.8%	2.7%
Expected dividend yield	0.0%	0.0%
Expected life of options in years	6.4	6.9
Exercise Price	$6.62	$210.00
Fair value of common stock	$4.31	$184.56
Estimate fair value of option	$3.60	$155.04